Allowance for Loan Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Financing Receivable, Allowance for Credit Losses	$ 4,722	$ 4,711	$ 4,836	$ 5,268
Financing Receivable, Allowance for Credit Losses, Charge-offs	(5)	(95)	(140)	(398)
Financing Receivable, Allowance for Credit Losses, Recoveries	169	112	190	258
Financing Receivable Allowance For Credit Losses Net Chargeoffs Recoveries	164	17	50	(140)
Provision for loan losses	0	0	0	(400)
Financing Receivable, Allowance for Credit Losses	4,886	4,728	4,886	4,728
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Financing Receivable, Allowance for Credit Losses	644	482	639	386
Financing Receivable, Allowance for Credit Losses, Charge-offs	0	(46)	(58)	(46)
Financing Receivable, Allowance for Credit Losses, Recoveries	3	32	4	36
Financing Receivable Allowance For Credit Losses Net Chargeoffs Recoveries	3	(14)	(54)	(10)
Provision for loan losses	34	171	96	263
Financing Receivable, Allowance for Credit Losses	681	639	681	639
Construction And Land Development Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Financing Receivable, Allowance for Credit Losses	830	214	974	366
Financing Receivable, Allowance for Credit Losses, Charge-offs	0	0	0	(236)
Financing Receivable, Allowance for Credit Losses, Recoveries	4	1	9	3
Financing Receivable Allowance For Credit Losses Net Chargeoffs Recoveries	4	1	9	(233)
Provision for loan losses	(194)	692	(343)	774
Financing Receivable, Allowance for Credit Losses	640	907	640	907
Commercial Real Estate Loans, Total [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Financing Receivable, Allowance for Credit Losses	1,888	2,493	1,928	3,186
Financing Receivable, Allowance for Credit Losses, Charge-offs	0	0	0	0
Financing Receivable, Allowance for Credit Losses, Recoveries	0	0	0	118
Financing Receivable Allowance For Credit Losses Net Chargeoffs Recoveries	0	0	0	118
Provision for loan losses	258	(580)	218	(1,391)
Financing Receivable, Allowance for Credit Losses	2,146	1,913	2,146	1,913
Residential Real Estate Loans, Total [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Financing Receivable, Allowance for Credit Losses	1,153	1,256	1,119	1,114
Financing Receivable, Allowance for Credit Losses, Charge-offs	0	(41)	(59)	(72)
Financing Receivable, Allowance for Credit Losses, Recoveries	151	74	165	91
Financing Receivable Allowance For Credit Losses Net Chargeoffs Recoveries	151	33	106	19
Provision for loan losses	(124)	(194)	(45)	(38)
Financing Receivable, Allowance for Credit Losses	1,180	1,095	1,180	1,095
Consumer Installment and Revolving Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Financing Receivable, Allowance for Credit Losses	207	266	176	216
Financing Receivable, Allowance for Credit Losses, Charge-offs	(5)	(8)	(23)	(44)
Financing Receivable, Allowance for Credit Losses, Recoveries	11	5	12	10
Financing Receivable Allowance For Credit Losses Net Chargeoffs Recoveries	6	(3)	(11)	(34)
Provision for loan losses	26	(89)	74	(8)
Financing Receivable, Allowance for Credit Losses	$ 239	$ 174	$ 239	$ 174